Prepayments and Other Assets, Net (Tables)	6 Months Ended
Sep. 30, 2025
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets, Net
	As of	As of
	September 30,	March 31,
	2025	2025

Prepayments to suppliers and others	$1,205,120	$6,815,621
Less: allowance	(6,423)	(6,423)
Prepayments and other assets, net	$1,198,697	$6,809,198